Segmented information	12 Months Ended
Sep. 30, 2019
Operating segments [Abstract]
Segmented information
Segmented information
The following tables present information on the Company's operations based on its revised management structure. Segment results are based on the location from which the services are delivered - the geographic delivery model. The Company has retrospectively revised the segmented information for the comparative period to conform to the new segmented information structure (Note 11).

		Year ended September 30, 2019
	Western and Southern Europe	Northern Europe	Canada	U.S. Commercial and State Government	U.S. Federal	U.K. and Australia	Central and Eastern Europe	Asia Pacific	Total
	$	$	$	$	$	$	$	$	$
Segment revenue	2,019,663	1,877,252	1,711,927	1,802,462	1,621,987	1,351,993	1,162,593	563,359	12,111,236
Segment earnings before acquisition-related and integration costs, net finance costs and income tax expense[1]	271,543	200,116	349,497	331,135	235,262	180,646	101,749	155,047	1,824,995
Acquisition-related and integration costs (Note 25)									(77,417)
Net finance costs (Note 24)									(70,630)
Earnings before income taxes									1,676,948
[1] Total amortization and depreciation of $391,289,000 included in the Western and Southern Europe, Northern Europe, Canada, U.S. Commercial and State Government, U.S. Federal, U.K and Australia, Central and Eastern Europe and Asia Pacific segments is $42,558,000, $65,502,000, $62,486,000, $72,767,000, $28,313,000, $67,110,000, $37,314,000 and $15,239,000, respectively for the year ended September 30, 2019.

		Year ended September 30, 2018
	Western and Southern Europe	Northern Europe	Canada	U.S. Commercial and State Government	U.S. Federal	U.K. and Australia	Central and Eastern Europe	Asia Pacific	Total
	$	$	$	$	$	$	$	$	$
Segment revenue	1,995,811	1,800,460	1,671,060	1,689,686	1,458,741	1,342,662	1,027,055	521,350	11,506,825
Segment earnings before acquisition-related and integration costs, restructuring costs, net finance costs and income tax expense[1]	258,802	196,823	363,066	283,571	198,140	195,098	86,428	119,806	1,701,734
Acquisition-related and integration costs (Note 25)									(37,482)
Restructuring costs									(100,387)
Net finance costs (Note 24)									(73,885)
Earnings before income taxes									1,489,980
[1] Total amortization and depreciation of $388,764,000 included in the Western and Southern Europe, Northern Europe, Canada, U.S. Commercial and State Government, U.S. Federal, U.K and Australia, Central and Eastern Europe and Asia Pacific segments is $40,732,000, $57,003,000, $66,948,000, $73,234,000, $24,269,000, $78,150,000, $33,029,000 and $15,399,000, respectively for the year ended September 30, 2018.
The accounting policies of each operating segment are the same as those described in Note 3, Summary of significant accounting policies. Intersegment revenue is priced as if the revenue was from third parties.
27.    Segmented information (continued)
GEOGRAPHIC INFORMATION

The following table provides external revenue information based on the client’s location which is different from the revenue presented under operating segments, due to the intersegment revenue, for the years ended September 30:

	2019	2018
	$	$
Western and Southern Europe
France	1,761,861	1,717,476
Others	264,252	285,768
	2,026,113	2,003,244

Northern Europe
Sweden	854,565	800,221
Finland	785,285	781,346
Others	334,280	309,625
	1,974,130	1,891,192

Canada	1,881,364	1,823,948

U.S.[1]	3,474,418	3,222,912

U.K. and Australia
U.K.	1,480,627	1,414,568
Australia	75,268	114,601
	1,555,895	1,529,169

Central and Eastern Europe
Germany	655,713	502,703
Netherlands	463,633	448,589
Others	74,271	71,883
	1,193,617	1,023,175

Asia Pacific
Others	5,699	13,185
	5,699	13,185
	12,111,236	11,506,825

[1]
External revenue included in the U.S Commercial and State Government and U.S. Federal operating segments was $1,829,010,000 and $1,645,408,000, respectively in 2019 ($1,742,336,000 and $1,480,576,000, respectively in 2018).

27.    Segmented information (continued)
GEOGRAPHIC INFORMATION (CONTINUED)

The following table provides information for PP&E, contract costs and intangible assets based on their location:

	As at September 30, 2019	As at September 30, 2018
	$	$
U.S.	367,415	337,191
Canada	292,291	319,604
U.K.	103,803	140,682
France	45,501	53,214
Sweden	125,987	68,463
Finland	46,828	47,512
Germany	47,800	37,331
Netherlands	22,187	25,248
Rest of the world	86,796	81,321
	1,138,608	1,110,566

INFORMATION ABOUT SERVICES
The following table provides revenue information based on services provided by the Company for the year ended
September 30:

	2019	2018
	$	$
Systems integration and consulting	5,998,486	6,023,321
Management of IT and business functions	6,112,750	5,483,504
	12,111,236	11,506,825

MAJOR CLIENT INFORMATION
Contracts with the U.S. federal government and its various agencies, included within the U.S. Federal operating segment, accounted for $1,554,933,000 and 12.84% of revenues for the year ended September 30, 2019 ($1,379,525,000 and 12.00% for the year ended September 30, 2018).